BRAZOS INTERNATIONAL EXPLORATION, INC.

2818 Fort Hamilton Parkway

Brooklyn NY 11218

February 15, 2011

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, DC 20549

Attention:  Ethan Horowitz, Branch Chief

Re:

Brazos International Exploration, Inc.

Form 10-K for Fiscal Year Ended March 31, 2010

Filed July 7, 2010

Form 10-K/A for Fiscal Year Ended March 31, 2010

Filed July 16, 2010

Form 10-K/A for Fiscal Year Ended March 31, 2010

Filed July 14, 2010

Form 10-Q for Fiscal Quarter Ended September 30, 2010

Filed November 19, 2010

Form 10-Q/A for Fiscal Quarter Ended September 30, 2010

Filed December 14, 2010

File No. 000-53336

Mr. Horowitz:

The following responses address the comments of the Staff (the “Staff”) as set forth in its letter dated January 4, 2011 (the “Comment Letter”) relating to the Form 10-K for the Fiscal Year ended March 31, 2010 (the “2010 Form 10-K”), the Form 10-K/A for the Fiscal Year ended March 31, 2010 (the “July 2010 10-K/A”), the Form 10-K/A for the Fiscal Year ended March 31, 2010 (the “December 2010 10-K/A”), the Form 10-Q for the Fiscal Quarter ended September 30, 2010 (the “September 2010 10-Q”), and the Form 10-Q/A for the Fiscal Quarter ended September 30, 2010 (the “September 2010 10-Q/A”) of Brazos International Exploration, Inc. (“Brazos” or the "Company").

The numbers of the responses in this letter correspond to the numbers of the Staff’s comments as set forth in the Comment Letter.

General

1.

In responding to our comments, please provide a written statement from the company acknowledging that:

•

The company is responsible for the adequacy and accuracy of the disclosure in the filing;

•

Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing;

•

The company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Response

The Company hereby acknowledges:

•

The company is responsible for the adequacy and accuracy of the disclosure in the filing;

•

Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•

The company may not assert staff comments as a defense in any proceeding initiated by the commission or any person under the federal securities laws of the United States.

Form 10-K/A for Fiscal Year Ended March 31, 2010

Item 9A (T): Controls and Procedures

Management’s Report on Internal Control over Financial Reporting

1.

It appears that you removed management’s conclusion regarding the effectiveness of your disclosure controls and procedures from your amended Form 10-K.  Item 307 of Regulation S-K requires disclosure of the conclusions of your principal executive and principal financial officers regarding the effectiveness of your disclosure controls and procedures on a quarterly basis.  Please note that the disclosure requirements of Item 307 of Regulation S-K regarding the effectiveness of disclosure controls and procedures differ from the disclosure requirements of Item 308T of Regulation S-K regarding the effectiveness of internal controls over financial reporting.  Please confirm that you will provide management’s conclusions under both Item 307 and Item 308 of Regulation S-K in future annual reports filed under the Exchange Act.

Response

The draft of the 10-K/A is attached hereto as Exhibit A.  We have addressed both Item 307 and 308 of Regulation S-K in the 10-K/A.

Form 10-Q/A for Fiscal Quarter Ended September 30, 2010

Exhibit 32 – Certifications Pursuant to Section 906 of the Sarbanes –Oxley Act

3. It appears that the Section 906 certifications furnished with your amended Form 10-Q make reference to your “annual report…for the year ending March 31, 2010.”  Please revise to make reference to the periods covered by this filing (i.e., the quarterly period ended September 30, 2010).  Refer to Item 601(32) of Regulation S-K.

Response

We have revised to amend Exhibit 32.1 of the 10-Q/A to provide the correct certification.  A draft of the 10Q/A for September 30, 2010 is attached as Exhibit B.

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Please do not hesitate to contact our attorney, Stephen Fleming, at 516-833-5034 if you have any questions or comments.  Thank you.

Very truly yours,

/s/ Samuel G. Weiss

Samuel G. Weiss, CEO

Exhibit A – 10K/A – March 31, 2010

Exhibit B – 10Q/A – September 30, 2010